Average Annual Total Returns - Causeway International Small Cap Fund	Jan. 28, 2021
MSCI ACWI ex USA Small Cap Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.67%
5 Years	9.78%
Since Inception	8.49%
Inception Date	Oct. 20, 2014
Institutional Class
Average Annual Return:
1 Year	2.67%
5 Years	6.00%
Since Inception	5.98%
Inception Date	Oct. 20, 2014
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	1.94%
5 Years	4.94%
Since Inception	5.08%
Inception Date	Oct. 20, 2014
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.32%
5 Years	4.64%
Since Inception	4.69%
Inception Date	Oct. 20, 2014
Investor Class
Average Annual Return:
1 Year	2.46%
5 Years	5.79%
Since Inception	5.77%
Inception Date	Oct. 20, 2014